Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Deferred tax
Net deferred tax assets/(liabilities)	£ 25,779	£ 17,607	£ (924)	£ (3,304)